EQUITY - Changes to the GP Units and LP Units (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
BPYU Units | General partnership units
Disclosure of classes of share capital [line items]
Exchange LP Units exchanged (in shares)	0
BPYU Units | Limited partnership units
Disclosure of classes of share capital [line items]
Exchange LP Units exchanged (in shares)	7,958	36,316
General partnership units
Disclosure of classes of share capital [line items]
Outstanding, beginning of period (in shares)	139	139
Exchange LP Units exchanged (in shares)		0
Distribution Reinvestment Program (in shares)	0	0
Issued under unit-based compensation plan (in shares)	0	0
Repurchases of LP Units (in shares)	0	0
Outstanding, end of period (in shares)	139	139
Limited partnership units
Disclosure of classes of share capital [line items]
Outstanding, beginning of period (in shares)	439,802	424,198
Exchange LP Units exchanged (in shares)	(50)	(425)
Distribution Reinvestment Program (in shares)	495	257
Issued under unit-based compensation plan (in shares)	0	858
Repurchases of LP Units (in shares)	(10,394)	(22,252)
Outstanding, end of period (in shares)	437,911	439,802